Related Party Transactions (Details) ¥ in Millions			1 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2025 USD ($)	Apr. 16, 2025 USD ($)	Aug. 31, 2022 USD ($)	Apr. 30, 2022	Dec. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)
Related Party Transactions [Line Items]
Principal amount	$ 98,865,000	$ 300,000
Repayment of total amount		450,000					$ 26,500,000	¥ 185.0	$ 22,900,000	¥ 167.2
Interest total		$ 150,000					9,802,000		2,691,000		$ 3,248,000
Annual interest rate		50.00%
Total loan proceeds		$ 95,000
Loan and expenses													$ 5,500,000
Repaid amount							1,000,000
Balance of amount
Interest-free loans					$ 15,700,000	1,600,000	1,000,000						2,900,000
Repayment amount							200,000		500,000		$ 7,900,000	¥ 56.0
Commission fee in percentage				6.50%
Permanent equity													200,000,000
Commission fee payable													13,000,000
Paid expenses													6,100,000
Amount remained due													3,792,000
Short-term loans							100,000
Outstanding amount							14.3		13,700,000
Agreement amount			$ 5,000,000
Related party tax expense			$ 3,000,000
Mr. Nan Wu [Member]
Related Party Transactions [Line Items]
Balance of amount
Mr. Alan Nan Wu [Member]
Related Party Transactions [Line Items]
Balance of amount						$ 320,000
Mr. Benjamin Zhai [Member]
Related Party Transactions [Line Items]
Total loan proceeds		$ 205,000
Mr. Nan Wu [Member]
Related Party Transactions [Line Items]
Loan and expenses													3,800,000
Loan amount transferred													1,500,000
Related Party [Member]
Related Party Transactions [Line Items]
Outstanding amount							$ 4,700,000		$ 4,700,000
Car Loan [Member]
Related Party Transactions [Line Items]
Repaid amount													$ 5,800,000